Putnam VT International Value Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value
Aerospace and defense (3.0%)
Airbus SE (France)	15,537	$2,735,842
Thales SA (France)	14,953	3,974,827

		6,710,669
Air freight and logistics (1.0%)
DHL Group (Germany)	51,567	2,213,939

		2,213,939
Automobiles (1.5%)
Stellantis NV (Borsa Italiana Exchange) (Italy)	125,677	1,409,602
Yamaha Motor Co., Ltd. (Japan)	250,900	2,008,785

		3,418,387
Banks (24.5%)
AIB Group PLC (Ireland)	988,239	6,383,244
ANZ Group Holdings, Ltd. (Australia)	224,599	4,112,199
Barclays PLC (United Kingdom)	987,759	3,714,005
BNP Paribas SA (France)	54,586	4,562,261
CaixaBank SA (Spain)	662,746	5,162,613
DNB Bank ASA (Norway)	86,537	2,277,019
HSBC Holdings PLC (United Kingdom)	655,970	7,436,385
ING Groep NV (Netherlands)	365,588	7,162,343
Mitsubishi UFJ Financial Group, Inc. (Japan)	497,700	6,785,549
Resona Holdings, Inc. (Japan)	253,500	2,213,512
Sumitomo Mitsui Financial Group, Inc. (Japan)	174,300	4,482,057

		54,291,187
Beverages (2.9%)
Asahi Group Holdings, Ltd. (Japan)	201,900	2,579,589
Coca-Cola Europacific Partners PLC (Spain)	43,248	3,763,873

		6,343,462
Biotechnology (1.0%)
Argenx SE (Netherlands)(NON)	3,857	2,275,999

		2,275,999
Broadline retail (0.5%)
Pan Pacific International Holdings Corp. (Japan)	36,500	1,002,595

		1,002,595
Building products (1.6%)
Cie de Saint-Gobain SA (France)	34,422	3,429,008

		3,429,008
Capital markets (2.4%)
UBS Group AG (Switzerland)	169,684	5,211,775

		5,211,775
Chemicals (0.6%)
LANXESS AG (Germany)	42,644	1,297,186

		1,297,186
Construction materials (2.1%)
CRH PLC (London Exchange)	51,863	4,545,406

		4,545,406
Consumer staples distribution and retail (3.2%)
MatsukiyoCocokara & Co. (Japan)	140,400	2,196,417
Seven & i Holdings Co., Ltd. (Japan)	158,500	2,295,222
Tesco PLC (United Kingdom)	578,071	2,487,025

		6,978,664
Diversified REITs (0.7%)
Mirvac Group (Australia)(R)	1,211,232	1,595,075

		1,595,075
Diversified telecommunication services (3.8%)
Deutsche Telekom AG (Germany)	122,520	4,523,434
Nippon Telegraph & Telephone Corp. (Japan)	3,348,200	3,235,939
Telstra Group, Ltd. (Australia)	251,042	663,199

		8,422,572
Financial services (1.1%)
ORIX Corp. (Japan)	112,100	2,340,525

		2,340,525
Food products (1.0%)
Yamazaki Baking Co., Ltd. (Japan)	115,700	2,218,924

		2,218,924
Health care equipment and supplies (1.0%)
Hoya Corp. (Japan)	20,400	2,302,311

		2,302,311
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	54,096	1,789,294

		1,789,294
Household durables (2.2%)
Cairn Homes PLC (Ireland)	956,313	1,975,056
Sony Group Corp. (Japan)	115,400	2,919,965

		4,895,021
Industrial conglomerates (3.5%)
Siemens AG (Germany)	33,696	7,781,963

		7,781,963
Insurance (9.6%)
ASR Nederland NV (Netherlands)	68,682	3,948,363
AXA SA (France)	134,753	5,757,421
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,106	3,857,286
Prudential PLC (United Kingdom)	238,445	2,573,063
QBE Insurance Group, Ltd. (Australia)	364,212	5,032,375

		21,168,508
Machinery (1.5%)
Alstom SA (France)(NON)	73,459	1,627,166
MinebeaMitsumi, Inc. (Japan)	116,400	1,701,361

		3,328,527
Metals and mining (1.7%)
Anglo American PLC (London Exchange) (United Kingdom)	38,726	1,085,426
Glencore PLC (United Kingdom)	742,802	2,718,749

		3,804,175
Multi-utilities (3.4%)
E.ON SE (Germany)	227,531	3,434,519
Veolia Environnement SA (France)	116,950	4,022,120

		7,456,639
Oil, gas, and consumable fuels (7.1%)
Cenovus Energy, Inc. (Canada)	257,126	3,573,552
Shell PLC (London Exchange) (United Kingdom)	331,933	12,082,456

		15,656,008
Passenger airlines (1.5%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	562,885	3,209,085

		3,209,085
Personal care products (1.5%)
Unilever PLC (United Kingdom)	55,603	3,312,931

		3,312,931
Pharmaceuticals (4.7%)
AstraZeneca PLC (United Kingdom)	23,034	3,382,420
Sanofi SA (France)	63,135	6,990,423

		10,372,843
Semiconductors and semiconductor equipment (0.5%)
STMicroelectronics NV (France)	48,855	1,071,269

		1,071,269
Specialty retail (0.4%)
JD Sports Fashion PLC (United Kingdom)	1,090,325	964,103

		964,103
Technology hardware, storage, and peripherals (0.3%)
Samsung Electronics Co., Ltd. (South Korea)	17,212	682,378

		682,378
Textiles, apparel, and luxury goods (1.0%)
Asics Corp. (Japan)	108,900	2,309,503

		2,309,503
Tobacco (1.2%)
Imperial Brands PLC (United Kingdom)	73,212	2,708,979

		2,708,979
Trading companies and distributors (4.9%)
Ashtead Group PLC (United Kingdom)	23,305	1,260,025
Ferguson Enterprises, Inc.	11,822	1,876,159
ITOCHU Corp. (Japan)	63,300	2,938,573
Mitsubishi Corp. (Japan)	265,100	4,680,277

		10,755,034
Wireless telecommunication services (1.3%)
KDDI Corp. (Japan)	65,000	1,026,718
Vodafone Group PLC (United Kingdom)	1,845,948	1,734,489

		2,761,207

Total common stocks (cost $179,345,641)		$218,625,151

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	7,983,772	$7,983,772
U.S. Treasury Bills 4.295%, 4/22/25(SEGSF)		500,000	498,762
U.S. Treasury Bills 4.280%, 5/15/25(SEGSF)		500,000	497,416

Total short-term investments (cost $8,979,990)			$8,979,950
TOTAL INVESTMENTS

Total investments (cost $188,325,631)			$227,605,101

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $73,286,042) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/16/25	$212,973	$209,895	$3,078
		British Pound	Sell	6/18/25	1,970,421	1,956,027	(14,394)
		Canadian Dollar	Sell	4/16/25	291,516	291,810	294
		Danish Krone	Buy	6/18/25	156,122	155,139	983
		Euro	Sell	6/18/25	767,673	761,098	(6,575)
		Israeli Shekel	Buy	4/16/25	694,586	704,683	(10,097)
		New Zealand Dollar	Buy	4/16/25	245,918	248,964	(3,046)
		Singapore Dollar	Buy	5/21/25	36,193	36,083	110
		Swedish Krona	Buy	6/18/25	703,540	700,924	2,616
		Swiss Franc	Buy	6/18/25	595,313	596,555	(1,242)
	Barclays Bank PLC
		British Pound	Sell	6/18/25	1,170,499	1,174,915	4,416
		Euro	Sell	6/18/25	3,317,861	3,289,977	(27,884)
		Hong Kong Dollar	Buy	5/21/25	36,840	36,841	(1)
		Israeli Shekel	Buy	4/16/25	112,589	114,065	(1,476)
		Norwegian Krone	Sell	6/18/25	29,646	29,211	(435)
		Singapore Dollar	Buy	5/21/25	122,906	122,522	384
		Swiss Franc	Buy	6/18/25	347,218	346,615	603
	Citibank, N.A.
		Australian Dollar	Buy	4/16/25	188,351	185,631	2,720
		British Pound	Buy	6/18/25	478,946	480,119	(1,173)
		Canadian Dollar	Sell	4/16/25	549,514	550,172	658
		Danish Krone	Buy	6/18/25	529,486	527,702	1,784
		Japanese Yen	Buy	5/21/25	735,117	744,779	(9,662)
		Norwegian Krone	Sell	6/18/25	56,849	55,121	(1,728)
		Swiss Franc	Buy	6/18/25	809,415	807,977	1,438
	Goldman Sachs International
		Australian Dollar	Buy	4/16/25	186,851	184,155	2,696
		British Pound	Sell	6/18/25	961,251	954,745	(6,506)
		Canadian Dollar	Sell	4/16/25	108,762	109,489	727
		Japanese Yen	Buy	5/21/25	1,208,422	1,231,999	(23,577)
		Singapore Dollar	Buy	5/21/25	2,111,787	2,105,367	6,420
		Swedish Krona	Buy	6/18/25	645,446	642,929	2,517
		Swiss Franc	Buy	6/18/25	469,155	468,392	763
	HSBC Bank PLC
		Australian Dollar	Sell	4/16/25	459,754	462,400	2,646
		British Pound	Sell	6/18/25	883,751	877,148	(6,603)
		Canadian Dollar	Sell	4/16/25	320,932	322,457	1,525
		Chinese Yuan (Offshore)	Buy	5/21/25	573,618	573,221	397
		Hong Kong Dollar	Buy	5/21/25	170,562	170,552	10
		Japanese Yen	Sell	5/21/25	898,120	906,260	8,140
		Norwegian Krone	Sell	6/18/25	42,734	41,452	(1,282)
		Swedish Krona	Buy	6/18/25	636,161	633,618	2,543
		Swiss Franc	Buy	6/18/25	2,575,962	2,569,795	6,167
	HSBC Bank USA, National Association
		Canadian Dollar	Buy	4/16/25	320,932	322,457	(1,525)
		Canadian Dollar	Sell	4/16/25	320,932	321,293	361
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/18/25	835,314	829,100	(6,214)
		Hong Kong Dollar	Buy	5/21/25	986,468	986,391	77
		Japanese Yen	Buy	5/21/25	787,716	776,808	10,908
		New Zealand Dollar	Buy	4/16/25	145,336	142,427	2,909
		South Korean Won	Sell	5/21/25	849,658	864,994	15,336
		Swedish Krona	Buy	6/18/25	1,455,201	1,449,078	6,123
		Swiss Franc	Buy	6/18/25	1,588,489	1,585,750	2,739
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/16/25	14,873	11,797	3,076
		British Pound	Buy	6/18/25	264,532	272,835	(8,303)
		Canadian Dollar	Sell	4/16/25	364,952	365,343	391
		Czech Koruna	Buy	6/18/25	137,443	137,522	(79)
		Danish Krone	Buy	6/18/25	527,607	524,250	3,357
		Euro	Sell	6/18/25	2,923,110	2,913,636	(9,474)
		Israeli Shekel	Buy	4/16/25	408,578	414,492	(5,914)
		Japanese Yen	Sell	5/21/25	1,283,382	1,274,073	(9,309)
		Norwegian Krone	Sell	6/18/25	242,602	236,372	(6,230)
		Singapore Dollar	Buy	5/21/25	946,084	943,116	2,968
		Swedish Krona	Buy	6/18/25	1,201,775	1,197,153	4,622
		Swiss Franc	Buy	6/18/25	2,612,576	2,613,161	(585)
	State Street Bank and Trust Co.
		British Pound	Sell	6/18/25	3,247,352	3,232,035	(15,317)
		Canadian Dollar	Sell	4/16/25	20,306	20,413	107
		Euro	Sell	6/18/25	2,329,410	2,351,413	22,003
		Hong Kong Dollar	Buy	5/21/25	1,194,411	1,194,457	(46)
		Israeli Shekel	Buy	4/16/25	440,727	446,961	(6,234)
		Japanese Yen	Buy	5/21/25	897,524	899,025	(1,501)
		Norwegian Krone	Sell	6/18/25	41,147	40,887	(260)
		Singapore Dollar	Buy	5/21/25	326,033	329,283	(3,250)
		Swedish Krona	Buy	6/18/25	648,753	646,150	2,603
		Swiss Franc	Buy	6/18/25	5,708,225	5,701,380	6,845
	Toronto-Dominion Bank
		British Pound	Sell	6/18/25	960,346	953,206	(7,140)
		Canadian Dollar	Sell	4/16/25	250,209	250,506	297
		Hong Kong Dollar	Buy	5/21/25	1,240,889	1,240,998	(109)
		Swedish Krona	Buy	6/18/25	851,669	848,347	3,322
		Swiss Franc	Buy	6/18/25	359,309	358,725	584
	UBS AG
		Australian Dollar	Buy	4/16/25	214,160	211,017	3,143
		Canadian Dollar	Sell	4/16/25	667,455	668,241	786
		Czech Koruna	Buy	6/18/25	262,922	263,056	(134)
		Euro	Buy	6/18/25	635,076	637,229	(2,153)
		Hong Kong Dollar	Buy	5/21/25	321,295	321,276	19
		Israeli Shekel	Buy	4/16/25	272,906	284,651	(11,745)
		Japanese Yen	Sell	5/21/25	654,423	665,056	10,633
	WestPac Banking Corp.
		Australian Dollar	Sell	4/16/25	871,139	875,970	4,831
		Canadian Dollar	Sell	4/16/25	722,810	727,996	5,186
		Euro	Buy	6/18/25	1,796,741	1,832,446	(35,705)
		Japanese Yen	Buy	5/21/25	1,195,893	1,172,148	23,745
		Swiss Franc	Buy	6/18/25	2,550,411	2,550,318	93

	Unrealized appreciation						190,699

	Unrealized (depreciation)						(246,908)

	Total						$(56,209)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam VT International Value Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $220,811,457.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	5,697,734	21,192,025	18,905,987	87,354	7,983,772

	Total Short-term investments	$5,697,734	$21,192,025	$18,905,987	$87,354	$7,983,772
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $42,889.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	21.6%
	United Kingdom	20.7
	France	15.0
	Germany	10.2
	United States	6.8
	Australia	6.4
	Netherlands	5.9
	Spain	3.9
	Ireland	3.7
	Switzerland	2.3
	Canada	1.6
	Norway	1.0
	Italy	0.6
	South Korea	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $107,129 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $42,889 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$11,183,779	$—
Consumer discretionary	1,975,056	12,403,847	—
Consumer staples	3,763,873	17,799,087	—
Energy	3,573,552	12,082,456	—
Financials	—	83,011,995	—
Health care	—	14,951,153	—
Industrials	—	37,428,225	—
Information technology	—	1,753,647	—
Materials	—	9,646,767	—
Real estate	—	1,595,075	—
Utilities	—	7,456,639	—

Total common stocks	9,312,481	209,312,670	—
Short-term investments	—	8,979,950	—

Totals by level	$9,312,481	$218,292,620	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(56,209)	$—

Totals by level	$—	$(56,209)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com